Net income per common share - Reconciliation of denominator used for calculation of diluted net income per common share (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Earnings per share [abstract]
Denominator for basic net income per common share (in shares)	72,531,283	67,387,809
Effect of dilutive stock options (in shares)	1,678	6,438
Effect of dilutive TSARS (in shares)	75,386	165,813
Denominator for diluted net income per common share (in shares)	72,608,347	67,560,060